Advances to suppliers	12 Months Ended
Dec. 31, 2012
Advances to suppliers
Advances to suppliers

8.              Advances to suppliers

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to the Group receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and had made advances for all, or a portion, of the total contract price to the Group’s suppliers, which are then offset against future purchases. Typically, the supply agreements are subject to price negotiations with the suppliers based on market prices. The Group has made advances to suppliers where the Group has committed to purchase minimum quantities under some of the supply agreements.

Advances to suppliers to be offset against future purchases of which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s Consolidated Balance Sheet as at year end dates.

The Group does not require collateral or other security against its advances to related or third party suppliers. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. Also, the Group may not be able to recover all unutilized advances to suppliers if the Group does not purchase the minimum quantities or is unable to negotiate or renegotiate acceptable prepayment, quantities, prices and delivery terms with these suppliers, or unforeseen events impair the ability of suppliers to deliver raw materials, for example the recent earthquake in Japan.

As of December 31, 2011 and 2012, outstanding prepayments, net of any allowance, made to individual suppliers in excess of 10% of total prepayments to suppliers are as follows:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Supplier A (third party)	927,255	759,505
Supplier B (third party)*	445,187	224,608
Supplier C (third party)	167,542	161,925

*M.SETEK Co., Ltd (“M.SETEK”), one of the largest suppliers located in Japan, failed to make majority of scheduled delivery since March 2011 after a magnitude-9 earthquake struck Japan and triggered a tsunami affecting vast areas in Japan. Although the production capacity of M.SETEK has returned to normal since November 2011, the Group elected to claim the outstanding prepayment from M.SETEK pursuant to the contract. In order to settle the prepayments, the Group reached a settlement agreement with M.SETEK on March 8, 2012 that M.SETEK used its dividend distribution from Hebei Ningjing Songgong, its 65%-owned subsidiary located in PRC, to repay part of the prepayments amounting to RMB 69,500, and also transfer its 65% equity interests in Hebei Ningjing Songgong at fair value amount of RMB 247,000 (“equity interest transfer price”) to the Group. For the remaining portion of the prepayment of RMB 128,687, M.SETEK will deliver polysilicon at market price to the Group until the prepayment is fully utilized. Hebei NingJin Songgong is a private company which is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. Hebei Ningjing Songgong is primarily engaged in production of solar-grade monocrystalline silicon ingot. As of December 31, 2011, no provision was provided against prepayment made to M. SETEK as the balance was considered recoverable taken into consideration the settlement agreement and all available evidence at the time.

The share transfer agreement was formally signed on July 23, 2012 and the transaction was subject to approval by relevant government. Considering a continued decrease in selling price of solar products and recession of solar industry, the Group determined an impairment analysis is required in the year ended December 31, 2012. The Group estimated the fair value of the to be received equity interest of Hebei Ningjing Songgong as of December 31, 2012, based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates.  As a result, in the year ended December 31, 2012, an impairment provision of RMB 96,517 was provided against prepayment made to M. SETEK, as the fair value of the equity interest in Hebei Ningjing Songgong based on discounted future cash flows analysis exceeds the equity interest transfer price, which was based on the fair value of equity interest in Hebei Ningjing Songgong at the time of settlement in March 2012. Although cash flow estimates are based on relevant information available at the time the estimates are made, such estimates are, by nature, highly uncertain and judgmental and may vary significantly from actual results.

In January 2013, the share transfer transaction was completed upon obtaining approval by relevant government. (see Subsequent Events)

No other individual supplier has advance payment balances that accounted for more than 10% of the total balance as of December 31, 2012.

The following table presents the movement of the allowance for advances to supplier:

	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	51,960	87,869	94,154
Allowance made during the year	65,366	42,194	103,139
Recoveries	(29,457)	(35,909)	(38,841)
Balance at end of the year	87,869	94,154	158,452

The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. Given all circumstance and available evidence as of December 31, 2012, management assesses the risk that the Company is not able to fully utilize the remaining advance payment balance is remote and therefore no further provision was made against remaining advance payment balance as the balance was considered recoverable. Recoveries represent cash received or product delivered subsequently.